Note 17 - Commitments and Contingencies	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
17.	COMMITMENTS AND CONTINGENCIES

Commitments for each of the next
five
years and thereafter are as follows:

As at
September 30, 2020

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$681,679	$1,562,935	$337,880	$101,940	$2,684,434

(a)	Surety bonds and letters of credit

Pursuant to separate arrangements with several bond agencies, Just Energy has issued surety bonds to various counterparties including states, regulatory bodies, utilities and various other surety bond holders in return for a fee and/or meeting certain collateral posting requirements. Such surety bond postings are required in order to operate in certain states or markets. Total surety bonds issued as at
September 30, 2020
amounted to
$47.1
million (
March 31, 2020 -
$63.4
million).

As at
September 30, 2020,
Just Energy had total letters of credit outstanding in the amount of
$69.1
million (Note
9
(a)).

(b)	Legal proceedings

Just Energy's subsidiaries are party to a number of legal proceedings. Other than as set out below, Just Energy believes that each proceeding constitutes legal matters that are incidental to the business conducted by Just Energy and that the ultimate disposition of the proceedings will not
have a material adverse effect on its consolidated earnings, cash flows or financial position.

In
March 2012,
Davina Hurt and Dominic Hill filed a lawsuit against Commerce Energy Inc. (“Commerce”), Just Energy Marketing Corp. and the Company in the Ohio Federal Court claiming entitlement to payment of minimum wage and overtime under Ohio wage claim laws and the Federal Fair Labor Standards Act (“FLSA”) on their own behalf and similarly situated door-to-door sales representatives who sold for Commerce in certain regions of the United States. The Court granted the plaintiffs' request to certify the lawsuit as a class action. Approximately
1,800
plaintiffs opted into the federal minimum wage and overtime claims, and approximately
8,000
plaintiffs were certified as part of the Ohio state overtime claims. On
October 6, 2014,
the jury refused to find a willful violation but concluded that certain individuals were not
properly classified as outside salespeople in order to qualify for an exemption under the minimum wage and overtime requirements. On
September 28, 2018,
the Court issued a final judgment, opinion and order. Just Energy filed its appeal to the Court of Appeals for the Sixth Circuit on
October 25, 2018.
On
August 31, 2020
the Appeals Court denied the appeal in a
2
-
1
decision. Just Energy is planning to file a petition for certiorari seeking the United States Supreme Court review to resolve the newly created circuit split with the Court of Appeals for the Second Circuit unanimous decision in Flood v. Just Energy,
904
F.3d
219
(
2d
Cir.
2018
) and with the inconsistency with the Supreme Court's recent decision in Encino Motorcars, LLC v Navarro,
138
S. Ct.
1134,
1142
(
2018
), with broad, national, unsustainable implications for all employers who have outside sales employees. Notwithstanding, Just Energy's petition, the Company has accrued approximately
$6.0
million in the
second
quarter of fiscal
2021
for expected monies due in connection with this matter.

In
May 2015,
Kia Kordestani, a former door-to-door independent contractor sales representative for Just Energy Corp., filed a lawsuit against Just Energy Corp., Just Energy Ontario L.P. and the Company (collectively referred to as “Just Energy”) in the Superior Court of Justice, Ontario, claiming status as an employee and seeking benefits and protections of the Employment Standards Act,
2000,
such as minimum wage, overtime pay, and vacation and public holiday pay on his own behalf and similarly situated door-to-door sales representatives who sold in Ontario. On Just Energy's request, Mr. Kordestani was removed as a plaintiff but replaced with Haidar Omarali, also a former door-to-door sales representative. On
July 27, 2016,
the Court granted Omarali's request for certification, but refused to certify Omarali's request for damages on an aggregate basis, and refused to certify Omarali's request for punitive damages. Omarali's motion for summary judgment was dismissed in its entirety on
June 21, 2019.
The matter is currently set for trial in
November 2021.
Just Energy denies the allegations and will vigorously defend against these claims.

On
July 23, 2019,
Just Energy announced that, as part of its Strategic Review process, management identified customer enrolment and non-payment issues, primarily in Texas. In response to this announcement, and in some cases in response to this and other subsequent related announcements, putative class action lawsuits were filed in the United States District Court for the Southern District of New York, in the United States District Court for the Southern District of Texas and in the Ontario Superior Court of Justice, on behalf of investors that purchased Just Energy Group Inc. securities during various periods, ranging from
November 9, 2017
through
August 19, 2019.
The U.S. lawsuits have been consolidated in the United States District Court for the Southern District of Texas with one
lead plaintiff and the Ontario lawsuits have been consolidated with one
lead plaintiff. The U.S. lawsuit seeks damages allegedly arising from violations of the United States Securities Exchange Act. The Ontario lawsuit seeks damages allegedly arising from violations of Canadian securities legislation and of common law.  The Ontario lawsuit was subsequently amended to, among other things, extend the period to
July 7, 2020.
On
September 2, 2020,
pursuant to Just Energy's plan of arrangement, the Superior Court of Justice (Ontario) ordered that all existing equity class action claimants shall be irrevocably and forever limited solely to recovery from the proceeds of the insurance policies payable on behalf of Just Energy or its directors and officers in respect of any such existing equity class action claims, and such existing equity class action claimants shall have no
right to, and shall
not,
directly or indirectly, make any claim or seek any recoveries from any of the released parties or any of their respective current or former officers and directors in respect of any existing equity class action claims, other than enforcing their rights to be paid by the applicable insurer(s) from the proceeds of the applicable insurance policies. Just Energy denies the allegations and will vigorously defend against these claims.